12. FINANCIAL ASSETS AND LIABILITIES (Details 4) - ARS ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 9,097	$ 1,179	$ 2,613	$ 1,282
Cash
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	17	44
Banks
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	3,133	483
Time deposits
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash and cash equivalents	$ 5,947	$ 652